Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 5,308,647,633	$ 3,585,687,137	$ 3,476,128,634
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,747,182,818	6,726,796,186
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,438,535,185)	(3,141,109,049)
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	862,274,093	666,590,543	688,387,124
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	862,274,093	666,590,543
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	74,753,283	67,485,380	66,868,119
Land [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	74,753,283	67,485,380
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	384,027,047	12,793,641	13,020,474
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	470,833,768	28,382,234
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(86,806,721)	(15,588,593)
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	3,143,869,929	2,080,903,064	2,033,720,809
Generation Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,824,130,347	4,636,175,749
Generation Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(2,680,260,418)	(2,555,272,685)
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	764,095,247	683,120,815	613,443,219
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,318,208,218	1,151,951,280
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(554,112,971)	(468,830,465)
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	61,973,362	56,284,762	41,325,699
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	168,223,078	147,450,968
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(106,249,716)	(91,166,206)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	17,654,672	18,508,932	$ 19,363,190
Other Property, Plant and Equipment Under Financial Lease [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	28,760,031	28,760,032
Other Property, Plant and Equipment Under Financial Lease [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ (11,105,359)	$ (10,251,100)